Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2013
Drilling Rigs [Abstract]
Property, Plant and Equipment, Schedule of Sales after IPO

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Cost	3,322.2	3,172.6
Accumulated depreciation	(944.4)	(756.4)

Net book value	2,377.8	2,416.2